MAINSTAY VP FUNDS TRUST

MainStay VP U.S. Small Cap Portfolio

(the “Portfolio”)

Supplement dated September 26, 2014 (“Supplement”) to the

Summary Prospectus, Prospectus and Statement of Additional

Information, each dated May 1, 2014, as supplemented

Effective January 1, 2015, Janet K. Navon will no longer serve as a portfolio manager of the Portfolio. All references to Janet K. Navon as a portfolio manager of the Portfolio are hereby deleted. David Pearl and Michael Welhoelter will continue to serve as portfolio managers of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.